IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of Provisions for Impairment of property, plant and equipment [Text Block]
Provisions for impairment of property, plant and equipment due to technical obsolescence
(does not include the CGU impairments discussed above)
have been recorded as of December 31, 2019 and 2018, respectively, as shown below:

Disclosure of Asset Impairment
Principal classes of Assets affected by Impairment and Reversal of Losses	Machinery and Equipment
Principal Facts and Circumstances that lead to Recognizing Impairment and Reversal of losses	Technical Obsolescence and Claim
	12-31-2019	12-31-2018
Provisions for impairment of property, plant and equipment	ThU.S.$13,774	ThU.S.$11,395

Disclosure of reconciliation of changes in goodwill [text block]
At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$65,751 (ThU.S.$ 65,851 at December 31, 2018), as shown below:

	12-31 -2019	12-31-2018
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,765	40,661
Arauco do Brasil S.A. (Pien mill)	22,378	23,278
Arauco North America, Inc. (Prime-Line, Inc.)	732	-
Arauco Argentina S.A. (Forestal Nuestra Señora del Carmen S.A.)	1,191	1,227
Forestal Arauco S.A. (Forestal Los Lagos S.A.)	685	685
Closing b alance	65,751	65,851

	12-31 -2019	12-31-2018
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	65,851	69,922
Increase (decrease) due to business combination	732	-
Increase (decrease) in foreign currency exchange	(832)	(4,071)
Closing balance	65,751	65,851